Interest Rate Benchmark Reform (Tables)	6 Months Ended
Jun. 30, 2021
Interest Rate Benchmark Reform [Abstract]
Schedule of Amounts Affected by IBOR Reform
The following tables show the notional amounts of assets, liabilities and off-balance sheet commitments at 30 June 2021 and 31 December 2020 affected by IBOR reform that have yet to transition to an alternative benchmark interest rate as provided internally to key management personnel.

				30 June 2021
	GBP(2) LIBOR	USD(2) LIBOR	Other(2)	Total
	£m	£m	£m	£m
Assets
Derivatives(1)	21,893	2,580	653	25,126
Other financial assets at fair value through profit and loss	808	20	—	828
Financial assets at amortised cost	12,706	157	83	12,946
Financial assets at fair value through comprehensive income	189	—	—	189
Assets held for sale	1,602	161	—	1,763
	37,198	2,918	736	40,852
Liabilities
Derivatives(1)	26,227	2,558	56	28,841
Other financial liabilities at fair value through profit and loss	967	41	—	1,008
Financial liabilities at amortised cost	895	567	—	1,462
Liabilities held for sale	—	27	—	27
	28,089	3,193	56	31,338
Off-balance sheet commitments given	10,277	803	198	11,278

				31 December 2020
Assets
Derivatives(1)	33,486	4,514	2,149	40,149
Other financial assets at fair value through profit and loss	968	22	—	990
Financial assets at amortised cost	15,062	1,191	90	16,343
Financial assets at fair value through comprehensive income	428	—	—	428
	49,944	5,727	2,239	57,910
Liabilities
Derivatives(1)	35,217	5,205	88	40,510
Other financial liabilities at fair value through profit and loss	1,129	69	—	1,198
Financial liabilities at amortised cost	2,354	1,319	—	3,673
	38,700	6,593	88	45,381
Off-balance sheet commitments given	11,400	2,126	573	14,099
(1) Many of the Santander UK group’s derivatives subject to IBOR reform are governed by ISDA definitions. In October 2020 ISDA issued an IBOR fallbacks supplement setting out how the amendments to new alternative benchmark rates will be accomplished, the effect of which is to create fallback provisions in derivatives that describe what floating rates will apply on the permanent discontinuation of certain key IBORs or upon ISDA declaring a non-representative determination of an IBOR. The Santander UK group has adhered to the protocol to implement the fallbacks to derivative contracts that were entered into before the effective date of the supplement (25 January 2021). If derivative counterparties also adhere to the protocol, new fallbacks will automatically be implemented in existing derivative contracts when the supplement becomes effective. Following the announcement by the FCA on 5 March 2021 that certain LIBOR settings will permanently cease immediately after 31 December 2021 (and for overnight and 12-month US dollar LIBOR after 30 June 2023), the ISDA fallback spread adjustment is fixed as of the date of the FCA announcement.
(2) Cessation dates are: GBP, JPY, NOK LIBOR 31/12/21, USD LIBOR 30/06/23, EONIA 3/1/22

Schedule of Derivatives Directly Affected by IBOR Reform Uncertainties
The table below shows the notional amount of derivatives in hedging relationships directly affected by uncertainties related to IBOR reform.

	30 June 2021				31 December 2020
	GBP LIBOR	USD LIBOR	Other	Total	GBP LIBOR	USD LIBOR	Other	Total
	£m	£m	£m	£m	£m	£m	£m	£m
Total notional value of hedging instruments:
–Cash flow hedges	11,610	2,894	—	14,504	15,198	5,119	—	20,317
–Fair value hedges	20,758	160	696	21,614	32,223	1,077	778	34,078
	32,368	3,054	696	36,118	47,421	6,196	778	54,395
Maturing after cessation date(1)
–Cash flow hedges	9,788	2,533	—	12,321	10,553	2,562	—	13,115
–Fair value hedges	16,232	160	696	17,088	12,477	162	720	13,359
	26,020	2,693	696	29,409	23,030	2,724	720	26,474
(1) Cessation dates are: GBP, JPY, NOK LIBOR 31/12/21, USD LIBOR 30/06/23, EONIA 3/1/22